Share-based payments - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended				12 Months Ended
	Apr. 30, 2018 USD ($) EquityInstruments D tranche $ / shares	Apr. 30, 2018 EUR (€) EquityInstruments D tranche	Jun. 30, 2020 EUR (€) EquityInstruments shares	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EquityInstruments $ / shares	Jun. 30, 2020 EUR (€) EquityInstruments Y shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 EUR (€) Y	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price					$ 2.50		$ 3.04
Number of options issued | EquityInstruments	240,000	240,000
Number of tranches | tranche	3	3
Trading days	15 days	15 days
Share price at grant date					$ 2.50		$ 3.04
Grant date fair value	$ 164	€ 133
Expected life	2	2				5.90		5.83
Options exercisable | D	0	0
Share-based expense | €			€ 684	€ 566		€ 1,410		€ 1,167
Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 6.15
Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	8.20
Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 10.25
Research and Development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €			400	231		717		500
General and Administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €			€ 284	€ 335		€ 693		€ 667
ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)						3 years
Awards granted | EquityInstruments			478,750			1,388,559
Awards cancelled or forfeited | EquityInstruments			58,729			183,141
Awards outstanding | EquityInstruments					8,315,978				7,307,567
Awards exercised | shares			197,007			197,007
Awards vested | EquityInstruments						5,623,642			4,773,840
Exercise period						10 years
ESOP 2014 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price					$ 1.30
ESOP 2014 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price					$ 13.47